Intangible Assets, Net and Goodwill - Additional Information (Detail) € in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, in Thousands					1 Months Ended						12 Months Ended
	Jul. 14, 2017 MXN ($)	Feb. 24, 2017 MXN ($)	May 26, 2016 MXN ($)	May 26, 2016 PEN (S/)	Jan. 31, 2017 MXV ( )	Jul. 31, 2016 MXN ($)	Jul. 31, 2016 USD ($)	May 30, 2016 MXN ($)	May 30, 2016 EUR (€)	Feb. 28, 2016 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Feb. 28, 2016 USD ($)
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets											$ 25,798,610		$ 24,348,182	$ 19,522,968
Telekom Austria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 410,713	€ 18,837
700 MHz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license |					3,592,034
Paraguay subsidiary [member] | 30 Mhz spectrum [member]
Disclosure of intangible assets and goodwill [line items]
Total consideration										$ 830,719					$ 46,000
Radiomovil Dipsa S A de C V (Telcel) [member] | Acquired through auction [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 2,098,060
Mtel Bulgaria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 135,441	€ 6,212
Radiomovil dipsa [member] | Eight point four Mega Hertz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 917,431
Radiomovil dipsa [member] | Two point five Giga Hertz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 5,305,498
Peru subsidiary [member] | 700 MHz frequency band [member] | Spectrum in public auction [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 5,627,316	S/ 1,002,523
Frequency band expiration year			Dec. 31, 2036	Dec. 31, 2036
Dominican Republic [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 709,829	R$ 1,831,427
Estimated useful life of intangible assets											11 years	11 years
Paraguay Puerto Rico Europe Argentina and other countries [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 3,517,415
Ecuador [member] | Ecuador Telecom, S.A. [member] | License to operate TV [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 27,700	$ 1,500
Chile Europe uruguay and other countries [member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license													$ 2,532,088